LIQUIDITY RISKS AND OTHER UNCERTAINTIES (Details) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
	Aug. 15, 2022	Aug. 10, 2022	Jun. 10, 2022	Dec. 31, 2022	Aug. 09, 2022	Oct. 28, 2021
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Accumulated deficit				$ 37.5
Proceeds from exercised warrants				7.0
Warrant exercises				7.0
ADS
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Minimum Stockholders' equity required for continued listing on Nasdaq capital market		$ 2.5
Minimum closing bid price required per ADS	$ 1.00		$ 1.00
Threshold number of consecutive business days for calculating closing bid price per ads	10 days		30 days
Investors
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Warrant exercises				$ 6.0
2020 Notes
LIQUIDITY RISKS AND OTHER UNCERTAINTIES
Proceeds received					$ 16.8
Proceeds received net of offering costs					$ 14.9
Deferred offering costs						$ 14.9